United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03131

                     AllianceBernstein Technology Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2003

                   Date of reporting period: January 31, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


Specialty Equity


AllianceBernstein Technology Fund

Semi-Annual Report--January 31, 2004




Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed


The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain month-end performance information from our web site at www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.




March 11, 2004
Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Technology Fund (the "Fund") for the semi-annual reporting period ended January 31, 2004.

Investment Objective and Policies

This open-end fund emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Fund invests primarily in securities of companies expected to benefit from technological advances and improvements. The Fund normally will have substantially all of its assets invested in equity securities, but it also invests in debt securities offering appreciation potential. The Fund may invest in listed and unlisted U.S. and foreign securities and has the flexibility to invest both in well-known, established companies and in new, unseasoned companies. The Fund's policy is to invest in any company and industry and in any type of security with potential for capital appreciation.

Investment Results

The following table provides performance results for the Fund for the six- and 12-month periods ended January 31, 2004. We have also included performance for the Fund's benchmark, the Goldman Sachs Technology Index, which is a modified capitalization-weighted index of over 200 technology stocks. Also included is the performance of the NASDAQ Composite Index, which measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market, and the Lipper Science and Technology Fund Index (the "Lipper Index"), a performance index of the largest qualifying funds that have a science and technology investment objective.


INVESTMENT RESULTS*
Periods Ended January 31, 2004
                                                       Returns
                                                6 Months      12 Months
-------------------------------------------------------------------------------
AllianceBernstein Technology Fund
  Class A                                        19.50%         49.22%
  Class B                                        19.04%         48.08%
  Class C                                        19.03%         48.11%
Goldman Sachs Technology Index                   25.32%         62.88%
NASDAQ Composite Index                           19.09%         56.42%
Lipper Science & Technology Fund Index           23.02%         59.69%


* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of January 31, 2004. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Class R and Advisor Class shares will vary due to different expenses associated with these classes. Past performance is no guarantee of future results.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN TECHNOLOGY FUND o 1


     The unmanaged Goldman Sachs Technology Index and the unmanaged NASDAQ Composite Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Goldman Sachs Technology Index measures the performance of over 200 U.S.-based technology companies. The NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The NASDAQ Composite Index is market-value weighted and includes over 5,000 companies. The unmanaged Lipper Science and Technology Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the largest qualifying funds that have a science and technology investment objective. (According to Lipper, this investment objective includes those funds that invest at least 65% of their equity portfolios in science and technology stocks.) These funds have generally similar investment objectives to the AllianceBernstein Technology Fund, although some may have different investment policies and sales and management fees. Investors cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Technology Fund.

     Additional investment results appear on pages 5-7.


Although the Fund delivered strong absolute gains during the six- and 12-month periods ended January 31, 2004, it underperformed both the NASDAQ Composite Index and the Goldman Sachs Technology Index for the 12-month period. For the six-month period ended January 31, 2004, the Fund's Class A shares outperformed the NASDAQ Composite Index but underperformed the Goldman Sachs Technology Index.

For the six- and 12-month periods under review, the Fund's focus on quality stocks and risk control, which served it well during the difficult past two years, hurt relative performance as lower quality, lower priced stocks, which the Fund does not typically own, outperformed. From a sub-sector perspective, the Fund benefited from large positions in semiconductors, software and communication equipment, although poor stock selection in semiconductors and communication equipment detracted from performance slightly. In two distinct cases, the Fund's stock selections actually performed well; however, the Fund was underweight in these names given our discipline of managing position sizes for diversification and risk control purposes. In the contract manufacturing area, both stock and sector selection contributed positively. While all other sectors also contributed to positive performance, the Fund's relative performance was hurt by its underweight position in computer hardware, although stock selection in that group outperformed the Goldman Sachs Technology Index hardware components. The Fund's holdings in computer services also detracted from relative performance.


-------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


Market Review and Investment Strategy

During the six- and 12-month periods ended January 31, 2004, technology stocks advanced as an improving economic environment led to higher-than-expected demand for technology products. Economic data continued to point to a recovery, with technology inventory levels near historic lows and order trends and cash flows improving. An extended upward move for technology stocks began in March 2003 as concerns about geopolitical and economic risk abated and positive economic data prevailed.

During the period from September 30, 2003 through January 31, 2004, we increased the Fund's positions in communication equipment as spending patterns among enterprises and telecommunications carriers improved. Meanwhile, we continued to decrease the Fund's holdings in the more defensive computer services and broadcasting areas, and we took profits within the Fund's contract manufacturing positions.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN TECHNOLOGY FUND o 3


PORTFOLIO SUMMARY
January 31, 2004 (unaudited)

INCEPTION DATES
Class A Shares
3/1/82
Class B Shares
5/3/93
Class C Shares
5/3/93


PORTFOLIO STATISTICS
Net Assets ($mil): $3,382.4


SECTOR BREAKDOWN

Technology
    21.5%   Computer Software
    21.4%   Semi-Conductor Components
    15.9%   Communication Equipment
     9.6%   Computer Hardware/Storage
     6.1%   Computer Services
     5.6%   Contract Manufacturing
     3.8%   Semi-Conductor Capital Equipment
     2.2%   Internet Infrastructure
     2.2%   Internet Media
     0.2%   Miscellaneous

Consumer Services
     3.7%   Broadcasting & Cable
     2.3%   Cellular Communications

Capital Goods
     1.5%   Electric Equipment
     1.4%   Miscellaneous
     2.6%   Short-Term


All data as of January 31, 2004. The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.


-------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


INVESTMENT RESULTS


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
-------------------------------------------------------------------------------
                           Without Sales Charge             With Sales Charge
         1 Year                    49.22%                        42.87%
        5 Years                    -6.29%                        -7.10%
       10 Years                    11.43%                        10.95%


CLASS A SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
-------------------------------------------------------------------------------
         1 Year                                                  35.66%
        5 Years                                                  -5.78%
       10 Years                                                  10.98%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class A shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares.

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Fund concentrates its investments in technology-related stocks and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market. The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN TECHNOLOGY FUND o 5


INVESTMENT RESULTS

CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
-------------------------------------------------------------------------------
                           Without Sales Charge             With Sales Charge
         1 Year                    48.08%                        44.08%
        5 Years                    -6.99%                        -6.99%
       10 Years(a)                 10.80%                        10.80%

CLASS B SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
-------------------------------------------------------------------------------
         1 Year                                                  36.61%
        5 Years                                                  -5.67%
       10 Years(a)                                               10.83%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class B shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4).

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Fund concentrates its investments in technology-related stocks and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market. The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


(a) Assumes conversion of Class B shares into Class A shares after eight years.


-------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


INVESTMENT RESULTS


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
-------------------------------------------------------------------------------
                           Without Sales Charge             With Sales Charge
         1 Year                    48.11%                        47.11%
        5 Years                    -6.98%                        -6.98%
       10 Years                    10.63%                        10.63%


CLASS C SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
-------------------------------------------------------------------------------
         1 Year                                                  39.64%
        5 Years                                                  -5.66%
       10 Years                                                  10.66%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class C shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1).

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Fund concentrates its investments in technology-related stocks and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market. The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN TECHNOLOGY FUND o 7


TEN LARGEST HOLDINGS
January 31, 2004 (unaudited)

                                                                   Percent of
Company                                      Value                 Net Assets
-------------------------------------------------------------------------------
Microsoft Corp.                     $  184,284,485                       5.4%
Intel Corp.                            143,997,480                       4.2
Cisco Systems, Inc.                    131,255,006                       3.9
Dell, Inc.                             120,276,119                       3.6
QUALCOMM, Inc.                          99,953,699                       3.0
Sanmina Corp.                           86,786,889                       2.6
Juniper Networks, Inc.                  86,698,890                       2.5
Vodafone Group Plc (ADR)
  (United Kingdom)                      76,640,589                       2.3
eBay, Inc.                              74,785,371                       2.2
Yahoo!, Inc.                            74,210,400                       2.2
                                    $1,078,888,928                      31.9%


-------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


PORTFOLIO OF INVESTMENTS
January 31, 2004 (unaudited)


Company                                          Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-97.3%

Technology-88.4%
Communication Equipment-15.9%
3Com Corp.(a)                                 3,996,400   $   30,772,280
Alcatel, SA (France)(a)                       4,187,900       69,268,906
Cisco Systems, Inc.(a)                        5,119,150      131,255,006
Corning, Inc.(a)                              3,124,800       40,372,416
Juniper Networks, Inc.(a)                     3,001,000       86,698,890
Motorola, Inc.                                2,389,600       39,619,568
Nokia Corp. (ADR) (Finland)                   1,946,700       40,218,822
QUALCOMM, Inc.                                1,710,950       99,953,699
                                                             ------------
                                                             538,159,587

Computer Hardware/Storage-9.6%
Agilent Technologies, Inc.(a)                 1,963,800       72,385,668
Dell, Inc.(a)                                 3,593,550      120,276,119
EMC Corp.(a)                                  3,287,634       46,158,381
Hewlett-Packard Co.                           1,419,800       33,777,042
Lexmark International, Inc.(a)                  461,600       38,262,024
Western Digital Corp.(a)                      1,268,200       12,973,686
                                                             ------------
                                                             323,832,920

Computer Services-6.1%
Affiliated Computer Services, Inc. Cl.A(a)      709,700       39,352,865
BearingPoint, Inc.(a)                         1,339,749       12,861,590
Computer Sciences Corp.(a)                      990,850       44,241,453
First Data Corp.                                927,300       36,313,068
Fiserv, Inc.(a)                               1,239,050       46,290,908
SunGard Data Systems, Inc.(a)                   896,400       27,904,932
                                                             ------------
                                                             206,964,816

Computer Software-21.4%
BMC Software, Inc.(a)                         1,356,400       26,992,360
Cognos, Inc. (Canada)(a)                        965,100       29,165,322
Electronic Arts, Inc.(a)                      1,133,000       53,092,380
Infosys Technologies, Ltd. (ADR) (India)        417,500       36,948,750
Macrovision Corp.(a)                          1,741,350       42,140,670
Mercury Interactive Corp.(a)                  1,300,300       61,036,082
Microsoft Corp.                               6,664,900      184,284,485
Oracle Corp.(a)                               5,079,250       70,144,442
PeopleSoft, Inc.(a)                             753,500       16,237,925
SAP AG (ADR) (Germany)                        1,762,600       73,077,396
Symantec Corp.(a)                             1,516,900       58,855,720
TIBCO Software, Inc.(a)                       1,399,900       11,003,214
VERITAS Software Corp.(a)                     1,902,100       62,503,006
                                                             ------------
                                                             725,481,752


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN TECHNOLOGY FUND o 9


Company                                          Shares            Value
-------------------------------------------------------------------------------
Contract Manufacturing-5.6%
Asustek Computer Deutsche Bank warrants,
  expiring 4/18/05 (Taiwan)(a)(b)            11,163,100   $   29,481,747
Flextronics International, Ltd.
  (Singapore)(a)                              3,777,550       71,773,450
Sanmina Corp.(a)                              6,619,900       86,786,889
                                                             ------------
                                                             188,042,086

Internet Infrastructure-2.2%
eBay, Inc.(a)                                 1,115,700       74,785,371

Internet Media-2.2%
Yahoo!, Inc.(a)                               1,584,000       74,210,400

Semi-Conductor Capital Equipment-3.8%
Applied Materials, Inc.(a)                    2,209,200       48,072,192
ASM Lithography Holding N.V.
  (Netherlands)(a)                            1,746,000       33,627,960
KLA-Tencor Corp.(a)                             578,250       33,000,728
Lam Research Corp.(a)                           512,000       13,696,000
                                                             ------------
                                                             128,396,880

Semi-Conductor Components-21.4%
Agere Systems, Inc. Cl.A(a)                   4,257,100       16,389,835
Altera Corp.(a)                               2,202,350       49,310,617
Broadcom Corp. Cl.A(a)                          991,500       40,244,985
Fairchild Semiconductor International,
   Inc.(a)                                    1,402,700       34,366,150
Intel Corp.                                   4,705,800      143,997,480
Linear Technology Corp.                       1,219,000       48,760,000
Marvell Technology Group, Ltd. (Bermuda)(a)   1,608,450       66,911,520
Maxim Integrated Products, Inc.                 980,350       50,144,902
Samsung Electronics Co., Ltd. (GDR)
  (South Korea)(b)                              318,001       70,516,722
SanDisk Corp.(a)                                659,100       35,881,404
Taiwan Semiconductor Manufacturing Co., Ltd.
  ABN Amro Bank warrants,
  expiring 01/14/05 (Taiwan)(a)(b)           18,564,780       36,684,005
Taiwan Semiconductor Manufacturing Co., Ltd.
  Merril Lynch International & Co. warrants,
  expiring 11/21/05 (Taiwan)(a)(b)            4,100,000        8,733,000
Texas Instruments, Inc.                         774,200       24,271,170
United Microelectronics Corp. (ADR) (Taiwan)  7,751,000       41,932,910
Vishay Intertechnology, Inc.(a)               1,599,100       37,163,084
Xilinx, Inc.(a)                                 439,200       18,406,872
                                                             ------------
                                                             723,714,656

Miscellaneous-0.2%
Maxtor Corp.(a)                                 658,900        6,094,825
                                                             ------------
                                                           2,989,683,293


-------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


                                              Shares or
                                              Principal
                                                 Amount
Company                                            (000)           Value
-------------------------------------------------------------------------------
Consumer Services-6.0%
Broadcasting & Cable-3.7%
Comcast Corp. Cl.A(a)                           976,585   $   33,321,080
The News Corp, Ltd., pfd. (ADR) (Australia)   1,480,700       47,471,242
Viacom, Inc. Cl.B                             1,097,300       44,221,190
                                                             ------------
                                                             125,013,512

Cellular Communications-2.3%
Vodafone Group Plc (ADR) (United Kingdom)     2,993,773       76,640,589
                                                             ------------
                                                             201,654,101

Capital Goods-2.9%
Electrical Equipment-1.5%
Hon Hai Precision Industry Co., Ltd.
  Citigroup Global Markets warrants,
  expiring 01/17/07 (Taiwan)(a)(b)           10,849,401       50,124,233

Miscellaneous-1.4%
KEMET Corp.(a)                                  750,700       11,410,640
Nitto Denko Corp. (Japan)                       724,900       38,284,198
                                                             ------------
                                                              49,694,838
                                                             ------------
                                                              99,819,071

Total Common Stocks & Other Investments
  (cost $2,374,361,911)                                    3,291,156,465

SHORT-TERM INVESTMENT-2.6%
Time Deposit-2.6%
State Street Euro Dollar
  0.50%, 2/02/04
  (cost $86,365,000)                          $  86,365       86,365,000

Total Investments Before Security Lending
  Collateral-99.9%
  (cost $2,460,726,911)                                    3,377,521,465

INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED*-27.6%
Short-Term Investments-
American International Group
  1.25%, 5/10/04                                 13,000       13,516,172
Bayerische Landesbank
  1.12%, 9/30/04                                  5,000        5,002,991
CC USA Prime
  1.06%, 6/14/04-7/07/04                        125,000      124,997,500
Chase Manhattan
  1.14%, 4/15/04                                 10,592       11,106,518
Citigroup
  1.59%, 02/06/04                                11,195       11,954,973
CMSERA
  1.11%, 2/04/04-2/06/04                         75,741       75,548,548
Deutsche Bank
  1.09%-1.20%, 4/06/04-10/14/04                  27,500       27,501,804


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN TECHNOLOGY FUND o 11


                                              Shares or
                                              Principal
                                                 Amount
Company                                            (000)           Value
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
  1.14%-1.62%, 8/10/04-12/01/05               $ 228,800   $  228,800,000
General Electric
  1.08%-1.40%, 3/25/04-4/23/04                   47,691       49,208,286
Gotham Funding
  1.08%, 2/10/04-2/19/04                        125,335      125,225,691
Household Finance
  1.40%, 3/11/04                                  6,000        6,098,032
LB Baden-Wuertenberg
  1.22%, 4/15/04                                 24,330       26,044,353
Morgan Stanley
  1.08%-1.13%, 3/08/04-6/08/04                   70,000       70,000,000
Sigma Finance
  1.07%, 3/29/04                                 25,000       24,998,750
Wells Fargo
  1.20%, 7/15/04                                 12,000       12,672,958
                                                             ------------
                                                             812,676,576

UBS Private Money Market Fund, LLC,
  1.02%                                     121,847,079      121,847,079

Total Investment of Cash Collateral for
  Securities Loaned
  (cost $934,523,655)                                        934,523,655

Total Investments-127.5%
  (cost $3,395,250,566)                                    4,312,045,120
Other assets less liabilities-(27.5%)                       (929,617,605)

Net Assets-100%                                           $3,382,427,515


*    See Note E for securities lending information.

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2004, the aggregate market value of these securities amounted to $195,539,707 or 5.8% of net assets.

     Glossary of Terms:
     ADR - American Depositary Receipt.
     GDR - Global Depositary Receipt.

     See notes to financial statements.


-------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


STATEMENT OF ASSETS & LIABILITIES
January 31, 2004 (unaudited)


Assets
Investments in securities, at value
  (cost $3,395,250,566--including investment of
  cash collateral for securities loaned of $934,523,655)     $4,312,045,120(a)
Cash                                                                    398
Foreign cash, at value (cost $19,314,859)                        19,245,065
Receivable for investment securities sold                        88,728,889
Receivable for capital stock sold                                 1,232,629
Dividends and interest receivable                                   648,451
Total assets                                                  4,421,900,552

Liabilities
Payable for collateral on securities loaned                     934,523,655
Payable for investment securities purchased                      85,780,165
Advisory fee payable                                              7,687,372
Payable for capital stock redeemed                                6,527,279
Distribution fee payable                                            717,509
Accrued expenses and other liabilities                            4,237,057
Total liabilities                                             1,039,473,037
Net Assets                                                   $3,382,427,515

Composition of Net Assets
Capital stock, at par                                        $      628,552
Additional paid-in capital                                    5,750,976,791
Accumulated net investment loss                                 (32,840,896)
Accumulated net realized loss on investment and
  foreign currency transactions                              (3,253,061,692)
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities           916,724,760
                                                             $3,382,427,515

Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
    ($1,357,490,196/23,947,161 shares of capital stock
    issued and outstanding)                                          $56.69
Sales charge--4.25% of public offering price                           2.52
Maximum offering price                                               $59.21

Class B Shares
Net asset value and offering price per share
  ($1,512,429,189/29,215,057 shares of capital stock
  issued and outstanding)                                            $51.77

Class C Shares
Net asset value and offering price per share
  ($414,311,899/8,001,160 shares of capital stock
  issued and outstanding)                                            $51.78

Class R Shares
Net asset value and offering price per share
  ($10,460/184.604 shares of capital stock
  issued and outstanding)                                            $56.66

Advisor Class Shares
Net asset value, redemption and offering price per share
  ($98,185,771/1,691,615 shares of capital stock
  issued and outstanding)                                            $58.04


(a)  Includes securities on loan with a value of $903,855,992 (see Note E).

     See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN TECHNOLOGY FUND o 13


STATEMENT OF OPERATIONS
Six Months Ended January 31, 2004 (unaudited)


Investment Income
Dividends (net of foreign taxes withheld
  of $407,081)                                       $ 3,421,542
Securities lending income                                608,099
Interest                                                 198,264    $  4,227,905

Expenses
Advisory fee                                          17,064,393
Distribution fee--Class A                              1,973,989
Distribution fee--Class B                              7,643,106
Distribution fee--Class C                              2,094,577
Distribution fee--Class R                                     13
Transfer agency                                        8,449,263
Printing                                                 603,272
Custodian                                                288,217
Audit and legal                                           91,627
Administrative                                            72,500
Registration                                              60,675
Directors' fees                                           55,067
Miscellaneous                                             64,367
Total expenses                                        38,461,066
Less: expenses waived by the Adviser
  and the Transfer Agent (see Note B)                 (1,391,026)
Less: expense offset arrangement
  (see Note B)                                            (1,239)
Net expenses                                                          37,068,801
Net investment loss                                                  (32,840,896)

Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
  Investment transactions                                            424,466,591
  Foreign currency transactions                                         (391,554)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                        189,046,988
  Foreign currency denominated assets
    and liabilities                                                      (69,794)
Net gain on investment and foreign
  currency transactions                                              613,052,231

Net Increase in Net Assets
  from Operations                                                   $580,211,335

See notes to financial statements.


-------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


STATEMENT OF CHANGES IN NET ASSETS


                                   Six Months Ended      December 1,          Year Ended
                                   January 31, 2004        2002 to           November 30,
                                     (unaudited)        July 31, 2003*           2002
                                   ----------------    ----------------    ----------------
Increase (Decrease)
in Net Assets from
Operations
Net investment loss                $   (32,840,896)    $   (45,820,513)    $   (91,576,655)
Net realized gain (loss) on
  investment and foreign
  currency transactions                424,075,037        (156,606,266)     (1,895,821,648)
Net change in unrealized
  appreciation/depreciation
  of investments and foreign
  currency denominated
  assets and liabilities               188,977,194         448,104,681          33,057,117
Net increase (decrease)
  in net assets from
  operations                           580,211,335         245,677,902      (1,954,341,186)

Capital Stock
Transactions
Net decrease                          (327,708,072)       (245,308,289)     (1,002,096,652)
Total increase (decrease)              252,503,263             369,613      (2,956,437,838)

Net Assets
Beginning of period                  3,129,924,252       3,129,554,639       6,085,992,477
End of period                      $ 3,382,427,515     $ 3,129,924,252     $ 3,129,554,639


* The Fund changed its fiscal year end from November 30 to July 31. See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN TECHNOLOGY FUND o 15


NOTES TO FINANCIAL STATEMENTS
January 31, 2004 (unaudited)

NOTE A
Significant Accounting Policies

AllianceBernstein Technology Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Mangement, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at

-------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unre-


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN TECHNOLOGY FUND o 17


alized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Change of Fiscal Year End

The Fund changed its fiscal year end from November 30 to July 31. Accordingly, the statement of changes in net assets and financial highlights include the period from December 1, 2002 to July 31, 2003.

NOTE B
Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser a quarterly advisory fee equal to the following percentages of the value of the Fund's aggregate net assets at the close of business on the last business day of the previous quarter: .25 of 1.00% of the first $10 billion, .25 of .975% of the next $2.5 billion, .25 of .95% of the next $2.5 billion, .25 of .925% of the next $2.5 billion, .25 of .90% of the next $2.5 billion, .25 of .875% of the next $2.5 billion


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


and .25 of .85% of the net assets in excess of $22.5 billion. Such fee is accrued daily and paid quarterly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion, and .60% in excess of $5 billion, of the average daily net assets of the Fund. For the six months ended January 31, 2004 such waiver amounted to $866,452. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund paid $72,500 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended January 31, 2004.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $4,662,285 for the six months ended January 31, 2004. In addition, AGIS agreed to waive a portion of its fees for the six months ended January 31, 2004. Such waiver amounted to $524,574.

For the six months ended January 31, 2004 the Fund's expenses were reduced by $1,239 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $24,419 from the sales of Class A shares and received $26,832, $876,690, and $10,388 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2004.

Brokerage commissions paid on investment transactions for the six months ended January 31, 2004 amounted to $6,963,624, of which $96,240 was paid to Sanford
C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to both


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN TECHNOLOGY FUND o 19


Class B and Class C shares and .50% of the Fund's average daily net assets attributable to Class R shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $84,614,143 and $6,994,977 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended January 31, 2004, were as follows:

                                           Purchases           Sales
                                        ---------------  ----------------
Investment securities (excluding
U.S. government securities)           $  1,327,816,816   $  1,728,827,280
U.S. government securities                          -0-                -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                               $ 962,839,600
Gross unrealized depreciation                                 (46,045,046)
Net unrealized appreciation                                 $ 916,794,554


Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.


-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

NOTE E
Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Fund in one or more of the following investments: U.S. government or U.S. government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of January 31, 2004, the Fund had loaned securities with a value of $903,855,992 and received cash collateral which was invested in short-term securities valued at $934,523,655 as included in the accompanying portfolio of investments. For the six months ended January 31, 2004, the Fund earned fee income of $608,099 which is included in the accompanying statement of operations.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN TECHNOLOGY FUND o 21


NOTE F
Capital Stock

There are 15,000,000,000 shares of $0.01 par value capital stock authorized, divided into five classes, designated Class A, Class B, Class C, Advisor Class and Class R shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                                                                 Shares
                                    --------------------------------------------------------------
                                          Six Months
                                               Ended      December 1, 2002            Year Ended
                                    January 31, 2004           to July 31,          November 30,
                                         (unaudited)               2003(a)                  2002
--------------------------------------------------------------------------------------------------
Class A
Shares sold                                3,157,140            74,462,637           241,078,290
Shares converted from Class B              1,021,590             1,034,592               900,354
Shares redeemed                           (5,239,868)          (75,715,354)         (245,484,494)
Net decrease                              (1,061,138)             (218,125)           (3,505,850)

Class B
Shares sold                                  927,356             1,670,161             3,483,088
Shares converted to Class A               (1,092,708)           (1,126,550)             (963,780)
Shares redeemed                           (4,037,714)           (5,542,690)          (13,771,576)
Net decrease                              (4,203,066)           (4,999,079)          (11,252,268)

Class C
Shares sold                                  334,290             1,677,962             4,504,111
Shares redeemed                           (1,447,207)           (2,812,996)           (7,675,024)
Net decrease                              (1,112,917)           (1,135,034)           (3,170,913)

Advisor Class
Shares sold                                  236,838               565,245               934,323
Shares redeemed                             (473,194)             (508,743)           (2,451,696)
Net increase (decrease)                     (236,356)               56,502            (1,517,373)

                                         November 3,
                                          2003(b) to
                                    January 31, 2004
                                         (unaudited)
                                    -----------------
Class R
Shares sold                                      185
Net increase                                     185


(a)  The Fund changed its fiscal year end from November 30 to July 31.

(b)  Commencement of distributions.

-------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


                                                                Amount
                                    --------------------------------------------------------------
                                    Six Months Ended      December 1, 2002            Year Ended
                                    January 31, 2004           to July 31,          November 30,
                                         (unaudited)               2003(a)                  2002
--------------------------------------------------------------------------------------------------
Class A
Shares sold                          $   163,193,943       $ 2,939,404,972       $12,214,506,149
Shares converted
  from Class B                            53,973,283            43,501,551            44,799,543
Shares redeemed                         (274,950,674)       (3,001,651,818)      (12,505,261,596)
Net decrease                         $   (57,783,448)      $   (18,745,295)      $  (245,955,904)

Class B
Shares sold                          $    44,636,649       $    63,313,428       $   173,936,751
Shares converted
  to Class A                             (53,973,283)          (43,501,551)          (44,799,543)
Shares redeemed                         (193,464,099)         (206,573,042)         (647,747,503)
Net decrease                         $  (202,800,733)      $  (186,761,165)      $  (518,610,295)

Class C
Shares sold                              $16,029,592           $61,825,025          $222,615,217
Shares redeemed                          (69,978,347)         (104,090,061)         (374,107,034)
Net decrease                         $   (53,948,755)      $   (42,265,036)      $  (151,491,817)

Advisor Class
Shares sold                          $    12,819,551       $    23,824,296       $    53,921,257
Shares redeemed                          (26,004,687)          (21,361,089)         (139,959,893)
Net increase (decrease)              $   (13,185,136)      $     2,463,207       $   (86,038,636)

                                         November 3,
                                          2003(b) to
                                    January 31, 2004
                                         (unaudited)
                                    -----------------
Class R
Shares sold                           $       10,000
Net increase                          $       10,000


(a)  The Fund changed its fiscal year end from November 30 to July 31.

(b)  Commencement of distributions.


NOTE G
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2004.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN TECHNOLOGY FUND o 23


NOTE H
Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the year ending July 31, 2004 will be determined at the end of the current fiscal year. As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                       $ (3,273,928,172)(a)
Unrealized appreciation/(depreciation)                          324,539,009(b)
Total accumulated earnings/(deficit)                       $ (2,949,389,163)


(a) On July 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $3,273,928,172, of which $1,492,308,784 expires in the year 2009, $1,330,398,762 expires in the year 2010, and $451,220,626 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.


NOTE I
Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

     (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing


-------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

     (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN TECHNOLOGY FUND o 25


Since October 2, 2003, approximately forty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


-------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                                   Class A
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                              Ended   December 1,
                                         January 31,      2002 to                      Year Ended November 30,
                                               2004      July 31,      -------------------------------------------------------
                                        (unaudited)       2003(a)         2002        2001        2000        1999        1998
                                        --------------------------------------------------------------------------------------
Net asset value,
  beginning of period                       $ 47.44       $ 43.48      $ 67.05     $ 95.32     $111.46     $ 68.60     $ 54.44

Income From Investment
  Operations
Net investment loss(b)                         (.41)(c)      (.54)        (.87)       (.82)      (1.35)       (.99)       (.68)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                 9.66          4.50       (22.70)     (21.17)     (10.75)      49.02       15.42
Net increase (decrease)
  in net asset value from
  operations                                   9.25          3.96       (23.57)     (21.99)     (12.10)      48.03       14.74

Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                                   -0-           -0-          -0-      (5.86)      (4.04)      (5.17)       (.58)
Distributions in excess
  of net realized gain
  on investment
  transactions                                   -0-           -0-          -0-       (.42)         -0-         -0-         -0-
Total distributions                              -0-           -0-          -0-      (6.28)      (4.04)      (5.17)       (.58)
Net asset value,
  end of period                             $ 56.69       $ 47.44      $ 43.48     $ 67.05     $ 95.32     $111.46     $ 68.60

Total Return
Total investment return
  based on net asset
  value(d)                                    19.50%         9.11%      (35.15)%    (24.90)%    (11.48)%     74.67%      27.36%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                        $1,357,490    $1,186,488   $1,096,744  $1,926,473  $2,650,904  $2,167,060    $824,636
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursement                              1.79%(e)      2.24%(e)     1.85%       1.58%       1.50%       1.68%(f)    1.66%(f)
  Expenses,
    before waivers/
    reimbursement                              1.85%(e)      2.24%(e)     1.85%       1.58%       1.50%       1.68%(f)    1.66%(f)
  Net investment loss                         (1.52)%(c)(e) (1.95)%(e)   (1.64)%     (1.08)%      (.98)%     (1.11)%     (1.13)%
Portfolio turnover rate                          41%          127%         117%         55%         46%         54%         67%


See footnote summary on page 32.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN TECHNOLOGY FUND o 27



Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                                   Class B
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                              Ended   December 1,
                                         January 31,      2002 to                      Year Ended November 30,
                                               2004      July 31,      -------------------------------------------------------
                                        (unaudited)       2003(a)         2002        2001        2000        1999        1998
                                        --------------------------------------------------------------------------------------
Net asset value,
  beginning of period                       $ 43.49       $ 40.06      $ 62.27     $ 89.59     $105.73     $ 65.75     $ 52.58

Income From Investment
  Operations
Net investment loss(b)                         (.55)(c)      (.69)       (1.16)      (1.28)      (2.17)      (1.54)      (1.08)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                 8.83          4.12       (21.05)     (19.76)      (9.93)      46.69       14.83
Net increase (decrease)
  in net asset value from
  operations                                   8.28          3.43       (22.21)     (21.04)     (12.10)      45.15       13.75

Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                                   -0-           -0-          -0-      (5.86)      (4.04)      (5.17)       (.58)
Distributions in excess
  of net realized gain
  on investment
  transactions                                   -0-           -0-          -0-       (.42)         -0-         -0-         -0-
Total distributions                              -0-           -0-          -0-      (6.28)      (4.04)      (5.17)       (.58)
Net asset value,
  end of period                             $ 51.77       $ 43.49      $ 40.06     $ 62.27     $ 89.59     $105.73     $ 65.75

Total Return
Total investment return
  based on net asset
  value(d)                                    19.04%         8.56%      (35.67)%    (25.46)%    (12.12)%     73.44%      26.44%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted).                       $1,512,429    $1,453,453   $1,539,144  $3,092,947  $4,701,567  $3,922,584  $1,490,578
Ratio to average
net assets of:
  Expenses,
    net of waivers/
    reimbursement                              2.55%(e)      3.02%(e)     2.58%       2.31%       2.20%       2.39%(f)    2.39%(f)
  Expenses,
    before waivers/
    reimbursement                              2.62%(e)      3.02%(e)     2.58%       2.31%       2.20%       2.39%(f)    2.39%(f)
  Net investment loss                         (2.29)%(c)(e) (2.73)%(e)   (2.37)%     (1.80)%     (1.68)%     (1.83)%     (1.86)%
Portfolio turnover rate                          41%          127%         117%         55%         46%         54%         67%


See footnote summary on page 32.


-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                                    Class C
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                              Ended   December 1,
                                         January 31,      2002 to                      Year Ended November 30,
                                               2004      July 31,      -------------------------------------------------------
                                        (unaudited)       2003(a)         2002        2001        2000        1999        1998
                                        --------------------------------------------------------------------------------------
Net asset value,
  beginning of period                       $ 43.50       $ 40.07      $ 62.25     $ 89.55     $105.69     $ 65.74     $ 52.57

Income From Investment
  Operations
Net investment loss(b)                         (.55)(c)      (.68)       (1.15)      (1.28)      (2.19)      (1.57)      (1.08)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                 8.83          4.11       (21.03)     (19.74)      (9.91)      46.69       14.83
Net increase (decrease)
  in net asset value from
  operations                                   8.28          3.43       (22.18)     (21.02)     (12.10)      45.12       13.75

Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                                   -0-           -0-          -0-      (5.86)      (4.04)      (5.17)       (.58)
Distributions in excess
  of net realized gain
  on investment
  transactions                                   -0-           -0-          -0-       (.42)         -0-         -0-         -0-
Total distributions                              -0-           -0-          -0-      (6.28)      (4.04)      (5.17)       (.58)
Net asset value,
  end of period                             $ 51.78       $ 43.50      $ 40.07     $ 62.25     $ 89.55     $105.69     $ 65.74

Total Return
Total investment return
  based on net asset
  value(d)                                    19.03%         8.56%      (35.63)%    (25.45)%    (12.13)%     73.40%      26.44%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                          $414,312      $396,472     $410,649    $835,406  $1,252,765    $907,707    $271,320
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursement                              2.53%(e)      3.01%(e)     2.55%       2.30%       2.21%       2.41%(f)    2.40%(f)
  Expenses,
    before waivers/
    reimbursement                              2.60%(e)      3.01%(e)     2.55%       2.30%       2.21%       2.41%(f)    2.40%(f)
  Net investment loss                         (2.28)%(c)(e) (2.72)%(e)   (2.34)%     (1.80)%     (1.69)%     (1.85)%     (1.87)%
Portfolio turnover rate                          41%          127%         117%         55%         46%         54%         67%


See footnote summary on page 32.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN TECHNOLOGY FUND o 29


Selected Data For A Share Of Capital Stock Outstanding Throughout The Period


                                                                     Class R
                                                                   -----------
                                                                   November 3,
                                                                    2003(g) to
                                                                   January 31,
                                                                          2004
                                                                   (unaudited)
                                                                   -----------
Net asset value, beginning of period                                   $ 54.17

Income From Investment Operations
Net investment loss(b)                                                    (.22)(c)
Net realized and unrealized gain on investment and
  foreign currency transactions                                           2.71
Net increase in net asset value from operations                           2.49

Less: Distributions
Net asset value, end of period                                         $ 56.66

Total Return
Total investment return based on net asset value(c)                       4.60%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)                                  $11
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements                                 1.83%(e)
  Expenses, before waivers/reimbursements                                 1.90%(c)(e)
  Net investment loss                                                    (1.61)%(c)(e)
Portfolio turnover rate                                                     41%


See footnote summary on page 32.


-------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                                 Advisor Class
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                              Ended   December 1,
                                         January 31,      2002 to                      Year Ended November 30,
                                               2004      July 31,      -------------------------------------------------------
                                        (unaudited)       2003(a)         2002        2001        2000        1999        1998
                                        --------------------------------------------------------------------------------------
Net asset value,
  beginning of period                       $ 48.50       $ 44.36      $ 68.21     $ 96.60     $112.59     $ 69.04     $ 54.63

Income From Investment
  Operations
Net investment loss(b)                         (.33)(c)      (.46)        (.72)       (.60)       (.91)       (.68)       (.50)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                 9.87          4.60       (23.13)     (21.51)     (11.04)      49.40       15.49
Net increase (decrease)
  in net asset value from
  operations                                   9.54          4.14       (23.85)     (22.11)     (11.95)      48.72       14.99

Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                                   -0-           -0-          -0-      (5.89)      (4.04)      (5.17)       (.58)
Distributions in excess
  of net realized gain
  on investment
  transactions                                   -0-           -0-          -0-       (.39)         -0-         -0-         -0-
Total distributions                              -0-           -0-          -0-      (6.28)      (4.04)      (5.17)       (.58)
Net asset value,
  end of period                             $ 58.04       $ 48.50      $ 44.36     $ 68.21     $ 96.60     $112.59     $ 69.04

Total Return
Total investment return
  based on net asset
  value(d)                                    19.67%         9.33%      (34.96)%    (24.68)%    (11.22)%     75.22%      27.73%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                           $98,186       $93,511      $83,018    $231,167    $288,889    $330,404    $230,295
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursement                              1.49%(e)      1.94%(e)     1.49%       1.27%       1.19%       1.35%(f)    1.37%(f)
  Expenses,
    before waivers/
    reimbursement                              1.56%(e)      1.94%(e)     1.49%       1.27%       1.19%       1.35%(f)    1.37%(f)
  Net investment loss                         (1.23)%(c)(e) (1.65)%(e)   (1.29)%      (.78)%      (.66)%      (.78)%      (.84)%
Portfolio turnover rate                          41%          127%         117%         55%         46%         54%         67%


See footnote summary on page 32.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN TECHNOLOGY FUND o 31


(a)  The Fund changed its fiscal year end from November 30 to July 31.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived by the Adviser and the Transfer Agent.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f) Ratio reflects expenses grossed up for the expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                      Year Ended November 30,
                      -----------------------
                          1999      1998
                      -----------------------
     Class A              1.66%     1.65%
     Class B              2.38%     2.38%
     Class C              2.40%     2.38%
     Advisor Class        1.34%     1.36%

(g)  Commencement of distributions.


-------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Robert C. Alexander(1)
David H. Dievler(1)
D. James Guzy(1)
Marshall C. Turner, Jr.(1)


OFFICERS

Janet A. Walsh(2), Senior Vice President
Thomas J. Bardong, Vice President
Andrew J. Frank, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036


(1)  Member of the Audit Committee.

(2) Ms. Walsh is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN TECHNOLOGY FUND o 33


ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds
---------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

Blended Style Series
---------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

Growth Funds
---------------------------------------------

Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Small Cap Fund
Global Research Growth Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Value Funds
---------------------------------------------

Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

Taxable Bond Funds
---------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

Municipal Bond Funds
---------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds
---------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds
---------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,# which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*    Formerly Growth Investors Fund.
**   Formerly Conservative Investors Fund.

#    An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN TECHNOLOGY FUND




NOTES




-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN TECHNOLOGY FUND o 35




NOTES




-------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN TECHNOLOGY FUND




ALLIANCEBERNSTEIN TECHNOLOGY FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN(SM)
Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

TECSR0104

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.       [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.                DESCRIPTION OF EXHIBIT

     11 (b) (1)     Certification of Principal Executive Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)     Certification of Principal Financial Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Technology Fund, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  March 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  March 31, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  March 31, 2004